united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2016
	Shares		Value

		EXCHANGE TRADED FUNDS - 100.1%
		EQUITY FUNDS - 100.1%
	39,162	iShares Global Consumer Discretionary ETF	$ 3,304,490
	70,407	iShares Global Consumer Staples ETF	7,051,261
	192,353	iShares Global Energy ETF	6,214,925
	69,515	iShares Global Financials ETF	3,322,817
	25,443	iShares Global Healthcare ETF	2,569,489
	97,890	iShares Global Industrials ETF	6,799,439
	138,173	iShares Global Materials ETF	6,777,386
	72,150	iShares Global Tech ETF	7,022,360
	112,037	iShares Global Telecom ETF	7,079,618
	145,860	iShares Global Utilities ETF	7,196,732
		TOTAL EXCHANGE TRADED FUNDS (Cost $54,853,450)	57,338,517

		TOTAL INVESTMENTS - 100.1% (Cost $54,853,450) (a)	$ 57,338,517
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(55,628)
		TOTAL NET ASSETS - 100.0%	$ 57,282,889

ETF-Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,407,055 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,179,751
		Unrealized Depreciation:	(248,289)
		Net Unrealized Appreciation:	$ 1,931,462

Newfound Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
	Shares		Value

		EXCHANGE TRADED FUNDS - 87.9%
		ALTERNATIVE FUNDS - 1.3%
	272	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$ 8,655

		ASSET ALLOCATION FUNDS - 9.5%
	187	AlphaClone Alternative Alpha ETF *	6,255
	433	ProShares Hedge Replication ETF	18,125
	371	US Equity High Volatility Put Write Index Fund	7,222
	527	WisdomTree Bloomberg U.S. Dollar Bullish Fund	13,850
	395	WisdomTree Managed Futures Strategy Fund *	16,793
			62,245
		DEBT FUNDS - 62.8%
	580	iShares 20+ Year Treasury Bond ETF	80,562
	632	iShares Floating Rate Bond ETF	31,992
	120	iShares iBoxx $ High Yield Corporate Bond ETF	10,163
	43	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,277
	252	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	24,404
	1,440	PowerShares Emerging Markets Sovereign Debt Portfolio	42,595
	4,306	PowerShares Senior Loan Portfolio	98,909
	2,200	VanEck Vectors High-Yield Municipal Index ETF	71,104
	535	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,096
	242	Vanguard Intermediate-Term Corporate Bond ETF	21,637
	145	Vanguard Long-Term Corporate Bond ETF	13,708
			410,447
		EQUITY FUNDS - 14.3%
	73	Guggenheim S&P 500 Pure Value ETF	3,722
	253	iPATH S&P 500 VIX Short-Term Futures ETN *	3,491
	599	IQ Merger Arbitrage ETF	17,030
	88	iShares Core S&P Small-Cap ETF	10,227
	349	iShares Edge MSCI Min Vol USA ETF	16,127
	160	iShares Edge MSCI USA Momentum Factor ETF	12,224
	343	ProShares RAFI Long/Short	13,418
	252	ProShares S&P 500 Dividend Aristocrats ETF	13,711
	120	VelocityShares Daily Inverse VIX Short Term ETN *	2,999
			92,949
		TOTAL EXCHANGE TRADED FUNDS (Cost $550,223)	574,296

		SHORT-TERM INVESTMENTS - 0.3%
	1,837	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.17% + (Cost $1,837)	1,837

		TOTAL INVESTMENTS - 88.2% (Cost $552,060) (a)	$ 576,133
		OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8%	77,240
		TOTAL NET ASSETS - 100.0%	$ 653,373

ETF-Exchange Traded Fund
ETN-Exchange Traded Note
*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $555,383 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 22,381
		Unrealized Depreciation:	(1,631)
		Net Unrealized Appreciation:	$ 20,750

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
	Shares		Value

		EXCHANGE TRADED FUNDS - 99.5%
		ASSET ALLOCATION FUNDS - 7.2%
	37,727	SPDR Barclays Convertible Securities ETF	$ 1,653,952

		DEBT FUNDS - 66.5%
	4,492	iShares 20+ Year Treasury Bond ETF	623,939
	25,290	iShares iBoxx $ High Yield Corporate Bond ETF	2,141,810
	17,546	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,153,421
	71,669	iShares US Preferred Stock ETF	2,858,876
	93,229	PowerShares Emerging Markets Sovereign Debt Portfolio	2,757,714
	142,904	PowerShares Senior Loan Portfolio	3,282,505
	84,731	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,598,874
			15,417,139
		EQUITY FUNDS - 25.8%
	27,234	iShares International Select Dividend ETF	779,710
	216,589	iShares Mortgage Real Estate Capped ETF	2,222,203
	18,053	JPMorgan Alerian MLP Index ETN	574,627
	10,917	Vanguard Global ex-U.S. Real Estate ETF	590,173
	13,918	Vanguard High Dividend Yield ETF	994,580
	9,148	Vanguard REIT ETF	811,153
			5,972,446
		TOTAL EXCHANGE TRADED FUNDS (Cost $22,473,231)	23,043,537

		SHORT-TERM INVESTMENTS - 0.7%
	166,429	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.17% + (Cost $166,429)	166,429

		TOTAL INVESTMENTS - 100.2% (Cost $22,639,660) (a)	$ 23,209,966
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(36,765)
		TOTAL NET ASSETS - 100.0%	$ 23,173,201

ETF-Exchange Traded Fund
ETN-Exchange Traded Note
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,776,623 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 433,343
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 433,343

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
	Shares		Value

		EXCHANGE TRADED FUNDS - 99.4%
		EQUITY FUNDS - 99.4%
	25,407	Consumer Discretionary Select Sector SPDR Fund	$ 1,983,017
	37,928	Consumer Staples Select Sector SPDR Fund	2,091,729
	22,287	Energy Select Sector SPDR Fund	1,520,865
	36,273	Industrial Select Sector SPDR Fund	2,029,837
	43,701	Materials Select Sector SPDR Fund	2,025,104
	47,739	Technology Select Sector SPDR Fund	2,069,963
	41,441	Utilities Select Sector SPDR Fund	2,174,409
		TOTAL EXCHANGE TRADED FUNDS (Cost $13,326,833)	13,894,924

		SHORT-TERM INVESTMENTS - 1.8%
	255,427	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.17% + (Cost $255,427)	255,427

		TOTAL INVESTMENTS - 101.2% (Cost $13,582,260) (a)	$ 14,150,351
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(166,184)
		TOTAL NET ASSETS - 100.0%	$ 13,984,167

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,610,977 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 569,853
		Unrealized Depreciation:	(30,479)
		Net Unrealized Appreciation:	$ 539,374

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund's assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 57,338,517	$ -	$ -	$ 57,338,517
Total	$ 57,338,517	$ -	$ -	$ 57,338,517

Newfound Total Return Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 574,296	$ -	$ -	$ 574,296
Short-Term Investments	1,837	-	-	1,837
Total	$ 576,133	$ -	$ -	$ 576,133

Newfound Multi Asset Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 23,043,537	$ -	$ -	$ 23,043,537
Short-Term Investments	166,429	-	-	166,429
Total	$ 23,209,966	$ -	$ -	$ 23,209,966

Newfound Risk Managed U.S. Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,894,924	$ -	$ -	$ 13,894,924
Short-Term Investments	255,427	-	-	255,427
Total	$ 14,150,351	$ -	$ -	$ 14,150,351

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/23/2016